Financial performance, Operating Segments (Details) $ in Thousands	12 Months Ended
	Jun. 30, 2023 USD ($) Customer	Jun. 30, 2022 USD ($) Customer	Jun. 30, 2021 USD ($) Customer	Jun. 30, 2020 USD ($)
Segment information [Abstract]
Exploration expenditure - non core	$ (45)	$ (17)	$ (34)
Other income / (expenses)	(3,684)	(6,899)	(2,217)
Reportable segment profit / (loss)	(3,729)	(6,916)	(2,251)
Employee benefits and other expenses	(5,967)	(5,056)	(4,429)
Net financing income / (expense)	3,305	3,469	(7,362)
Loss for the year	(6,391)	(8,503)	(14,042)
Segment assets [Abstract]
Exploration assets	152,226	118,487	85,988	$ 65,078
Other assets	54,093	94,758	63,162
Total assets	206,319	213,245	149,150
Segment liabilities [Abstract]
Payables	8,474	8,962	5,157
Provisions	368	497	256
Total current liabilities	8,842	9,459	5,413
Payables	78	87	59
Total Non-current liabilities	78	87	59
Total liabilities	8,920	9,546	5,472
Net assets	$ 197,399	$ 203,699	$ 143,678
Number of major customers | Customer	0	0	0
Revenues	$ 0	$ 0	$ 0
Operating Segments [member] | North America [Member]
Segment information [Abstract]
Exploration expenditure - non core	(45)	(17)	(34)
Other income / (expenses)	(1,356)	(2,870)	(1,564)
Reportable segment profit / (loss)	(1,401)	(2,887)	(1,598)
Employee benefits and other expenses	(2,043)	(1,379)	(3,472)
Net financing income / (expense)	(25)	3	1,232
Loss for the year	(3,469)	(4,263)	(3,838)
Segment assets [Abstract]
Exploration assets	152,226	118,487	85,988
Other assets	5,258	6,158	13,547
Total assets	157,484	124,645	99,535
Segment liabilities [Abstract]
Payables	7,547	8,146	4,403
Provisions	167	331	162
Total current liabilities	7,714	8,477	4,565
Payables	78	87	0
Total Non-current liabilities	78	87	0
Total liabilities	7,792	8,564	4,565
Net assets	149,692	116,081	94,970
Operating Segments [member] | Australia [Member]
Segment information [Abstract]
Exploration expenditure - non core	0	0	0
Other income / (expenses)	(2,328)	(4,029)	(653)
Reportable segment profit / (loss)	(2,328)	(4,029)	(653)
Employee benefits and other expenses	(3,924)	(3,677)	(957)
Net financing income / (expense)	3,330	3,466	(8,595)
Loss for the year	(2,922)	(4,240)	(10,205)
Segment assets [Abstract]
Exploration assets	0	0	0
Other assets	48,835	88,600	49,615
Total assets	48,835	88,600	49,615
Segment liabilities [Abstract]
Payables	927	816	754
Provisions	201	166	94
Total current liabilities	1,128	982	848
Payables	0	0	59
Total Non-current liabilities	0	0	59
Total liabilities	1,128	982	907
Net assets	$ 47,707	$ 87,618	$ 48,708